OPERATING LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
OPERATING LEASE LIABILITIES
OPERATING LEASE LIABILITIES

12 — OPERATING LEASE LIABILITIES

Operating lease liabilities comprise the following:

	Interest	December 31,	Interest	December 31,	Interest	December 31,
	rate %	2022	rate %	2021	rate %	2020
Short-term lease liabilities	14 – 36	2,152,677	14 – 24	650,665	14 – 22	443,693
Long-term lease liabilities	14 – 36	674,496	14 – 24	619,774	14 – 22	393,913
Total		2,827,173		1,270,439		837,606

As at December 31, 2022 and 2021 maturity of the operating lease liabilities are as follows:

	December 31,	December 31,	December 31,
	2022	2021	2020
2021	—	—	443,693
2022	—	650,665	393,913
2023	2,152,677	184,428	—
2024	334,300	158,722	—
2025	260,854	151,633	—
2026	79,342	124,991	—
Total	2,827,173	1,270,439	837,606

12 — OPERATING LEASE LIABILITIES (Continued)

The following table presents supplemental information used to calculate the present value of operating lease liabilities:

	December 31,	December 31,	December 31,
	2022	2021	2020
Weighted average remaining lease term (in years)	1.64	2.28	1.77
Weighted average interest rate	26%	20%	17%

Supplemental cash flow information related to operating leases included in cash flow from operating activities was as follows:

	December 31,	December 31,	December 31,
	2022	2021	2020
Cash paid for operating leases	(2,837,048)	(886,151)	(298,218)
Total	(2,837,048)	(886,151)	(298,218)